Other financial Liabilities (Details) € in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 08, 2016 agreement	Apr. 30, 2018 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Sep. 08, 2016 EUR (€)	Sep. 08, 2016 installment	Sep. 08, 2016 item
Categories of financial liabilities [abstract]
Non-Current			$ 4,549	$ 29,094
Current			62,464	34,802
Total			67,013	63,896
Financial Loans With Governments Agencies [Abstract]
Repayment of debt			671,467	235,296	$ 329,501
Financial Loans With Governments Agencies
Categories of financial liabilities [abstract]
Non-Current			4,549	29,094
Current			62,464	34,802
Total			67,013	63,896
REINDUS Loan
Financial Loans With Governments Agencies [Abstract]
Financial liabilities, at fair value			$ 44,200
Ferroatlantica, S.A.U. | Financial Loans With Governments Agencies
Financial Loans With Governments Agencies [Abstract]
Number of loan agreements	2										2
Interest rate (as a percent)			3.55%				3.55%
Default interest rate (as a percent)			3.75%				3.75%
Ferroatlantica, S.A.U. | Loan Number 1
Financial Loans With Governments Agencies [Abstract]
Loans received | €									€ 44,999
Number of loan installments | installment										7
Borrowings Term	10 years
Grace period at start of loan	3 years
Amortized cost			$ 61,815	$ 55,004			€ 54,578	€ 44,824
Ferroatlantica, S.A.U. | Loan Number 2
Financial Loans With Governments Agencies [Abstract]
Loans received | €									€ 26,909
Repayment of debt | €		€ 26,909

[1]	While in periods prior to 2020 Ferroglobe presented interest paid as cash flows from operating activities, in 2020 management deemded interest paid as among activities that alter the borrowing structure of the Company and therefore are most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements.